Judicial Deposits	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Judicial Deposits
13.	JUDICIAL DEPOSITS

Represent the restricted assets of the Group and are related to amounts deposited and held in court until the resolution of the disputes to which they are related. The judicial deposits held by the Company and its subsidiaries as at December 31, 2020 and 2019 are as follows:

	2020	2019
Unaccrued tax lawsuits (a)	262,654	203,403
Accrued tax lawsuits (b)	252,961	116,415
Unaccrued civil lawsuits	9,671	2,541
Accrued civil lawsuits	2,189	426
Unaccrued labor lawsuits	14,166	8,683
Accrued labor lawsuits	24,549	5,787
Total judicial deposits	566,190	337,255

(a)	The tax procedure related to these judicial deposits refer mainly to the ICMS-ST, disclosed in note 22.1.1, contingent liabilities - possible risk of loss.
(b)	The tax procedure related to these judicial deposits refer, substantially, to the sum of the amounts disclosed in note 22.2.1, and the amounts presented in note 21.

Changes in the balance escrow deposits for the period ended December 31, 2020 and 2019 are presented below:

Balance at December 31, 2018	333,577
New deposits	2,542
Redemptions	(7,556)
Interests	13,352
Payments / Write-offs for expenses	(4,660)
Balance at December 31, 2019	337,255
Acquisition of subsidiary	283,885
New deposits	18,377
Redemptions	(64,761)
Interests	11,242
Payments / Write-offs for expenses	(17,739)
Exchange variance	(2,069)
Balance at December 31, 2020	566,190

  In addition to judicial deposits, the Group have insurance policies to guarantee certain lawsuits. Details of these insurances are presented in note 34.